Nature of Business (Details Narrative) - USD ($)	May 02, 2025	Jan. 13, 2025	Jun. 30, 2025	Dec. 31, 2024	Jul. 03, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stockholders equity reverse stock split		the Company’s stockholders voted to authorize the Company’s board of directors to effect a reverse stock split of the Company’s outstanding shares of common stock at a specific ratio within a range of 1-for-10 to a maximum of 1-for-250 and to amend the Company’s certificate of incorporation to increase the number of authorized common stock from 100,000,000 to 800,000,000 shares. On January 14, 2025, the Company’s board of directors approved a reverse stock split of 1-for-200 ratio and approved the filing of a certificate of amendment to the Company’s certificate of incorporation to effect the reverse stock split and to increase the Company’s authorized shares of common stock from 100,000,000 to 800,000,000. The reverse stock split took effect on February 10, 2025. All current and prior year balances have been adjusted to reflect the reverse stock split.
Common stock, par value			$ 0.01	$ 0.01
Previously Reported [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, par value				$ 0.01		$ 0.01
Previously Reported [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stockholders equity reverse stock split		the Company’s stockholders voted to authorize the Company’s board of directors to effect a reverse stock split of the Company’s outstanding shares of common stock at a specific ratio within a range of 1-for-10 to a maximum of 1-for-250 and to amend the Company’s certificate of incorporation to increase the number of authorized common stock from 100,000,000 to 800,000,000 shares. On January 14, 2025, the Company’s board of directors approved a reverse stock split of 1-for-200 ratio and approved the filing of a certificate of amendment to the Company’s certificate of incorporation to effect the reverse stock split and to increase the Company’s authorized shares of common stock from 100,000,000 to 800,000,000. The reverse stock split took effect on Monday February 10, 2025. All current and prior year balances have been adjusted to reflect the reverse stock split.
Semi Cab Inc [Member] | Previously Reported [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Membership interest percentage					20.00%
Equity Purchase Agreement [Member] | Semi Cab Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Membership interest percentage	20.00%
Semi Cab Holdings [Member] | Equity Purchase Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares acquisitions	9,999
Common stock, par value	$ 10
Semi Cab Inc [Member] | Equity Purchase Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Debt Instrument, Face Amount	$ 1,750,000
Aggregate consideration consisting shares	119,742
SemiCab Holdings, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage			80.00%
SemiCab Holdings, LLC [Member] | Previously Reported [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage				80.00%